Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations	Dec. 31, 2019 USD ($)
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	$ 478,915
Repayment of bank loans	17,068,698
Total	17,547,613
Less than 1 year [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	177,903
Repayment of bank loans	9,745,098
Total	9,923,001
1-3 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	301,012
Repayment of bank loans	4,308,000
Total	4,609,012
3-5 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans	3,015,600
Total	3,015,600
More than 5 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans
Total